Stock-Based Compensation - Summary Of Stock Option Activity (Details) - $ / shares		9 Months Ended	12 Months Ended
	Mar. 28, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Outstanding beginning balance (in shares)		4,645,884	3,485,791	3,485,791
Granted (in shares)		793,738	1,274,549	0
Exercised (in shares)	(162,212)	(226,194)	0	0
Forfeited (in shares)		(5,148)	(114,456)	0	(13,437)
Expired (in shares)		0	0	0
Canceled (in shares)		(571,927)	0
Outstanding ending balance (in shares)		4,636,353	4,645,884	3,485,791	3,485,791
Exercisable ending balance (in shares)		3,847,763	2,354,466	1,399,704
Weighted Average Exercise Price
Outstanding beginning balance (in dollars per share)		$ 3.49	$ 3.96	$ 3.96
Granted (in dollars per share)		14.00	2.25	0.00
Exercised (in dollars per share)		3.96	0.00	0.00
Forfeited (in dollars per share)		14.00	3.96	0.00
Expired (in dollars per share)		0.00	0.00	0.00
Canceled (in dollars per share)		3.96	0.00
Outstanding ending balance (in dollars per share)		5.20	3.49	3.96	$ 3.96
Exercisable ending balance (in dollars per share)		3.39	3.77	3.96
Weighted Average Grant-Date Fair Value
Outstanding beginning balance (in dollars per share)		1.77	1.77	1.77
Granted (in dollars per share)		3.35	1.77	0.00
Exercised (in dollars per share)		1.77	0.00	0.00
Forfeited (in dollars per share)		3.35	1.77	0.00
Expired (in dollars per share)		0.00	0.00	0.00
Canceled (in dollars per share)		1.77	0.00
Outstanding ending balance (in dollars per share)		2.04	1.77	1.77	$ 1.77
Exercisable ending balance (in dollars per share)		$ 1.77	$ 1.77	$ 1.77